Investment in airport concessions (Tables)	12 Months Ended
Dec. 31, 2021
Investment in airport concessions
Schedule of carrying value and changes in concessioned assets

	December 31,
	2021		2020		2019
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to concessioned assets (see note 15)		9,694,492		8,594,136		7,331,450
Improvements to concessioned assets in progress		1,303,793		615,246		624,063
Accumulated amortization		(3,280,006)		(2,942,131)		(2,650,807)
	Ps.	11,680,684	Ps.	10,229,656	Ps.	9,267,111

The changes in investment in concessions are as follows:

	December 31,
	2021		2020		2019
Investment in airport concessions
Beginning balance	Ps.	13,171,787	Ps.	11,917,919	Ps.	10,963,084
Increase		1,788,903		1,253,868		954,835
Ending balance		14,960,690		13,171,787		11,917,919
Amortization of airport concessions:
Beginning balance		(2,942,131)		(2,650,807)		(2,396,427)
Increase		(337,875)		(291,323)		(254,380)
Ending balance		(3,280,006)		(2,942,131)		(2,650,807)
Net investment in airport concessions	Ps.	11,680,684	Ps.	10,229,656	Ps.	9,267,111

Schedule of contractual obligations under development plan

Year	Amount
2022	Ps.	4,024,680
2023		3,022,167
2024		2,894,608
2025		2,577,877
	Ps.	12,519,332